STOCKHOLDERS' EQUITY (Details Textual) - $ / shares	Dec. 31, 2017	Dec. 31, 2016
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Common Stock, Shares Authorized	100,000,000	100,000,000
Common Stock, Par Or Stated Value Per Share	$ 0.001	$ 0.001
Common Stock, Shares, Issued	10,950,000	10,950,000